Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - Cash and Cash Equivalents [Member] - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	¥ 78,790,697	¥ 26,801,767
Restricted cash	497,108	70,102,863
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 79,287,805	¥ 96,904,630